11008803

NASDAQ
THE NASDAQ OMX GROUP

Michael Emen
Sr. Vice President
Listing Qualifications

Received SEC
DEC 30 2011
Washington, DC 20549

CERT NAS
File No. 001-03761

By Electronic Mail

December 30, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 15, 2011 The Nasdaq Stock Market (the "Exchange") received from Texas Instruments Incorporated (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Common Stock, par value $1.00 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,